Average Annual Total Returns - FidelityNewYorkMunicipalIncomeFund-AMCIZPRO - FidelityNewYorkMunicipalIncomeFund-AMCIZPRO - Fidelity New York Municipal Income Fund	Apr. 01, 2023
Fidelity Advisor New York Municipal Income Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(14.21%)
Past 5 years	(0.38%)
Past 10 years	1.14%
Fidelity Advisor New York Municipal Income Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(14.24%)
Past 5 years	(0.48%)
Past 10 years	1.02%
Fidelity Advisor New York Municipal Income Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(7.65%)
Past 5 years	0.22%
Past 10 years	1.44%
Fidelity Advisor New York Municipal Income Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(12.14%)
Past 5 years	(0.29%)
Past 10 years	0.96%
Fidelity Advisor New York Municipal Income Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(14.16%)
Past 5 years	(0.34%)
Past 10 years	1.19%
Fidelity Advisor New York Municipal Income Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(10.43%)
Past 5 years	0.68%
Past 10 years	1.81%
Fidelity Advisor New York Municipal Income Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(10.34%)
Since Inception	1.21%	[1]
LB015
Average Annual Return:
Past 1 year	(8.53%)
Past 5 years	1.25%
Past 10 years	2.13%
LB034
Average Annual Return:
Past 1 year	(9.93%)
Past 5 years	0.97%
Past 10 years	2.17%

[1]	A From October 2, 2018